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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):  [X] is a restatement.

                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Arthur J. Gallagher & Co.
Address:          Two Pierce Place
                  Itasca, Illinois 60143

Form 13F File Number: 28-14530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:               April J. Hanes-Dowd
         Title:              Assistant Secretary
         Phone:              (630) 773-3800

Signature, Place, and Date of Signing:

 /s/ April J. Hanes-Dowd     Itasca, Illinois             September 8, 2011
------------------------    --------------------       -----------------------
       [Signature]             [City, State]                   [Date]

Explanatory Note:

Due to an inadvertent administrative error, the Form 13F filed by this reporting manager on August 12, 2011 did not contain updated figures related to the holdings in Kaiser Aluminum Corporation and PPG Industries Inc. This restated filing contains the updated figures.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    4

Form 13F Information Table Value Total:  $ 407,048
                                         (thousands)

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number                            Name

1       28-14533                           Gallagher Fiduciary Advisors, LLC

2       28-14532                           Gallagher Benefit Services, Inc.

                                      -2-

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
COLUMN 1                COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
                                                        SHRS
NAME OF ISSUER          TITLE OF              VALUE    OR PRN     SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                         CLASS      CUSIP    (x$1000)   AMT       PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
Franklin Resources Inc.   COM     354613101    113069    861213   SH         DEFINED     1, 2                 861213

Kaiser Aluminum
Corporation               COM     483007704    102255   2202495   SH         DEFINED     1, 2      2202495

PPG Industries Inc.       COM     693506107    163813   1804305   SH         DEFINED     1, 2                1804305

Solutia Inc.              COM     834376501     27911   1221493   SH         DEFINED     1, 2      1221493